Major Reseller Customers (Tables)	12 Months Ended
Dec. 31, 2020
Major Reseller Customers [Abstract]
Schedule of Revenue by Major Customers by Reporting Segments	The following table summarizes resellers that individually account for more than 5% of the Company’s net sales in any of the periods presented:

	2020	2019	2018
Customer A	21.5%	20.0%	12.8%
Customer B	5.4%	5.7%	5.6%
Customer C	4.5%	5.6%	2.5%

Summary Of Concentration Of Accounts Receivable Of Major Resellers	The following reseller customers accounted for 10% or more of the Company’s account receivable balance in any of the periods presented:

	2020	2019
Customer A	13.2%	7.6%
Customer D	8.9%	11.6%